Related Party Balances and Transactions	12 Months Ended
Dec. 31, 2021
Related Party Transactions [Abstract]
Related party balances and transactions

Note 14 — Related party balances and transactions

Loans — related party

The Company borrows funds from Jie Zhao, the Company’s major shareholder for operation purpose. The loans are interest free, no collateral and are due in 2021. During the year ended December 31, 2018, the Company borrowed RMB 14,581,993 and repaid RMB 14,826,000. During the year ended December 31, 2019, the Company borrowed RMB 13,000,000 and repaid RMB 129,474,000. During the year ended December 31, 2020, the Company repaid RMB 4,850,000 (USD 743,306) to Jie Zhao. During the year ended December 31, 2021, the Company repaid the remaining balance of RMB 6,154,468 (USD 965,000) to Jie Zhao.

The Company borrowed RMB 75,500,000 from Shanghai Junei Internet Co. (which is under common control of Jie Zhao) in 2019 for cash flow purpose. The Company repaid RMB 91,500,000 (USD 14,023,203) during the year ended December 31, 2020. The Company also borrowed additional RMB 96,300,000 (USD 14,758,847) during the year ended December 31, 2020. The Company borrowed additional RMB 42,600,000 (USD 6,681,619) repaid RMB 35,763,510 (USD 6,154,468) during the year ended December 31, 2021.The loan has an annual interest rate of 7% and is due in 2021 and 2022. During the year ended December 31, 2019, 2020 and 2021, interest expense related to this loan, included in finance expense, amounted to RMB 290,208, RMB 2,281,611 and RMB 5,625,293 (USD 882,302).

The Company’s subsidiary Shanghai Weimu borrowed a total of RMB 5,616,000 (USD 880,867) from Gou Lei (Non-controlling shareholder and legal representative of Shanghai Weimu) from April 9, 2021 to October 10, 2021. The loans bear interest of 7% per annum and unsecured. The Company fully repaid the loans as of December 31, 2021. Interest expense for the loans amounted to RMB 62,209 (approximately USD 9,757) for the year ended December 31, 2021.

The Company’s subsidiary Shenzhen Yiyun borrowed a total of RMB 16,100,000 (USD 2,525,213) from Yang Cui (executive director of Shenzhen Yiyun) on August 20, 2021 for cash flow purpose. The loan bears no interest and is due in five years.

Name of Related Parties	Relationship	Nature	December 31, 2020	December 31, 2021	December 31, 2021
			RMB	RMB	USD
Jie Zhao	Chairman of WiMi Cayman	Loan	6,261,665	—	—
Yang Cui	Executive director of Beijing WiMi	Loan	—	16,100,000	2,525,213
Shanghai Junei Internet Co.	Under common control of Jie Zhao	Loan	80,300,000	71,036,490	11,141,755
Total:			86,561,665	87,136,490	13,666,968
Current portion of related party loan			63,876,153	20,000,000	3,136,910
Related party loan – non-current			22,685,512	67,136,490	10,530,058

The maturities schedule is as follows:

Twelve months ending December 31,	RMB	USD
2022	20,000,000	3,136,910
2023	67,136,490	10,530,058
Total	87,136,490	13,666,968

As result of deconsolidation of ICinit on October 1, 2021, the Company recognized RMB 27,589,530 (USD 4,327,294) of related party receivable from ICinit, which was previously eliminated in consolidation. The balance was fully repaid to the Company on May 7, 2022.